OTHER LOSSES - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER LOSSES - NET [abstract]
Loss on disposal of fixed assets - net	¥ (101,377)			¥ (103,560)	¥ (93,914)
Interest income from banks	30,811			24,736	25,209
Government grants	63,061			22,492	15,223
Dividend income from FVOCI	7,735			7,047	6,473
Income from compensation	115			1,092	2,176
Impairment of fixed assets (Note 6)	(11,835)			(20,697)	(10,364)
Unwinding of interest accrued on long-term receivable	3,786			3,749	4,080
Income from disposal of subsidiaries	0			0	81
Renovation cost for the separation and transfer of facilities	0			0	(65,735)
Others	3,863			36,045	8,158
Other losses, net	¥ (3,841)	$ (589)		¥ (29,096)	¥ (108,613)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.